Classification and carrying amount of pledged assets, in which the secured parties are not permitted to sell or repledge the collateral (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total pledged assets	$ 10,442,902	$ 10,496,205
Available For Sale Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	1,606,683	1,894,651
Held To Maturity Securities Member
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	25,000	25,000
Loans Held For Sale [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	132	5,286
Loans Held For Investment [Member] | Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	452,631	0
Loans Held For Investment [Member] | Non Covered Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Assets in which the Secured Parties are Not Permitted to Sell or Repledge the Collateral	$ 8,358,456	$ 8,571,268